EMPLOYEE BENEFITS - Comprehensive income (before tax) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Employee benefits [Abstract]
Total actuarial gains (losses) recognized in OCI	$ (561)	$ 5,043